Income Taxes - Summary of reconciliation between the income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of reconciliation between the income tax benefit
Profit before income tax	¥ 543,449	$ 77,711	¥ 360,590	¥ 164,240
Effect of income tax rate reconciliation, Amount
Tax benefit at EIT tax rate of 25%	135,862		90,148	41,044
Expenses not deductible for tax purposes			634	108
Statutory tax rate difference between PRC and other jurisdictions			(17,080)	5,653
Effect of cross-border tax laws	582
Tax credits
Research and development super deduction	(43,304)		(42,866)	(55,169)
Nontaxable or nondeductible Items	361
Changes in valuation allowance	(69,821)		(34,220)	(16,615)
Other adjustments
Effect of PRC preferential tax rates	(27,201)		13,091	25,534
Income tax expense / (benefit)	¥ (21,608)	$ (3,090)	¥ 9,707	¥ 555
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA
Effect of income tax rate reconciliation, Percent
Tax benefit at EIT tax rate of 25%	25.00%	25.00%	25.00%	25.00%
Effect of cross-border tax laws	0.10%	0.10%
Tax credits
Research and development super deduction	(8.00%)	(8.00%)
Nontaxable or nondeductible Items	0.10%	0.10%
Changes in valuation allowance	(12.80%)	(12.80%)
Other adjustments
Effect of PRC preferential tax rates	(5.00%)	(5.00%)
Income tax benefit	(4.00%)	(4.00%)
Cayman Islands
Effect of income tax rate reconciliation, Amount
Statutory tax rate difference between PRC and other jurisdictions	¥ (24,790)
Effect of income tax rate reconciliation, Percent
Statutory tax rate difference between PRC and other jurisdictions	(4.60%)	(4.60%)
Other foreign jurisdictions
Effect of income tax rate reconciliation, Amount
Other foreign jurisdictions	¥ 6,703
Effect of income tax rate reconciliation, Percent
Other foreign jurisdictions	1.20%	1.20%